Related Party Balances and Transactions (Details) - Schedule of amount due from or due to related parties ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Loan receivables - related parties
Loan receivables - related parties				¥ 500
Amount due from related parties
Amount due from related parties		7	1	7
Loan payables - related parties				5,525
Amount due to related parties
Amount due to related parties				8,482
Beijing Junwei Technology Co., Ltd. [Member]
Loan receivables - related parties
Loan receivables - related parties	[1]			500
Lavacano Holdings Limited [Member
Amount due from related parties
Amount due from related parties		7	1	7
ENMOLI INC [Member]
Amount due from related parties
Loan payables - related parties	[2]			5,525
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Amount due to related parties
Amount due to related parties	[3]			986
Beijing WanPu Century Technology Co., Ltd. [Member]
Amount due to related parties
Amount due to related parties				¥ 7,496

[1]	In October 2019, SG entered into an interest-free loan agreement with Beijing Junwei Technology Co., Ltd. at principal of RMB500. The loan was fully repaid on March 24, 2020.
[2]	In January 2019, Scienjoy HK entered into an interest-free loan agreement with Enmoli Inc. at principal of $788. The loan matures on December 31, 2020. In January 2020, Scienjoy HK entered into an interest-free loan agreement with Enmoli Inc. at principal of $600. In April 2020, Scienjoy HK entered into an interest-free loan agreement with Enmoli Inc. at principal of $250. The loan was fully repaid on May 18, 2020.
[3]	The balance as of December 31, 2019 represented unpaid service fee.